Note 11 - Revenue Recognition (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2020	2019	2018
United States	$44,661,958	$58,207,966	$74,778,141
Outside the United States	10,615,442	13,116,480	13,050,449
Total net sales	$55,277,400	$71,324,446	$87,828,590